Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 24,842	$ 811	$ 24,672	$ 23,947
Less: Loss allowance	(1,102)		(1,365)
Gross carrying amount [Member]
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 25,944		$ 26,037